THE BRANDYWINE FUNDS

MANAGED BY FRIESS ASSOCIATES, INC.

QUARTERLY REPORT

DECEMBER 31, 1999

Dear Fellow Shareholders:

Jumps over 30 percent for each of your Funds in the December quarter created record results to finish their all-time best calendar years. Communications technology holdings' rapid earnings growth fueled the widest historic spreads over key indexes.

Brandywine and Brandywine Blue gained 32.5 and 31.4 percent in the December quarter, overtaking Brandywine's 30.8 percent gain in the March quarter of 1987 as the best quarter in Brandywine Funds history. The S&P 500, S&P MidCap and Russell 2000 posted less inspired gains of 14.9, 16.8 and 18.1 percent.

                                DECEMBER QUARTER

                         S&P 500 TR               14.9%
                         S&P MIDCAP               16.8%
                         RUSSELL 2000             18.1%
                         BRANDYWINE BLUE          31.4%
                         BRANDYWINE FUND          32.5%
                         NASDAQ IND.              39.1%

Both Funds more than doubled those three indexes in 1999! Gains of 53.5 percent for Brandywine and 49.4 percent for Brandywine Blue exceed Brandywine's record-setting 49.2 percent gain in 1991 and easily outpace returns in the S&P 500, S&P MidCap and Russell 2000 of 21.0, 13.4 and 19.6 percent. We're particularly delighted with these 53.5 and 49.4 percent gains given that more than half of 4,400 mutual funds in the nation failed to outperform even the S&P 500's comparatively meager 21 percent return.

Internet and high-PE stocks such as Qualcomm at 173 times forward earnings, Veritas Software at 217 and JDS Uniphase at 244, as well as earningless companies like Amazon.com and DoubleClick continue to dominate the Nasdaq Industrials, up 39 percent, masking the less ebullient progress of the more moderate PE stocks in the index.

A Salomon Smith Barney study shows that stocks in this index under 30 times
                                                             --------------
earnings grew only 6.5 percent in '99! Your average holding has a price-earnings
--------
ratio below 30 times 2000 consensus earnings estimates.

The surge in the value of your assets this past year increases our gratitude to God to live in a free country where economic freedom enables and encourages the creation of wealth.

The last two year's annualized returns for Brandywine and Brandywine Blue are
23.5 and 21.6 percent, outpacing annualized returns in the prior period when Kiplinger's listed Brandywine among the top three no-load funds in the nation for the 10 years ended 1997.

Thanks for your long-term focus and patience through our brief period of relative underperformance in early 1998, which resulted from the market's narrow focus on earningless Internet stocks and high-PE "big name" stocks we typically do not own. Your approach was well rewarded considering that both Funds more than doubled from the October 8, 1998 market low.

We're grateful to close out the 1990s on such a high note, as it is in concert with Mutual Funds magazine's decision to name Brandywine Fund to its list of the "Best Funds of the Decade" in the January 2000 issue. Brandywine was recognized as one of a relative few funds to outperform the S&P 500 in the '90s, a decade in which large-cap stocks dominated.

Brandywine gained 516 percent in the '90s, which is 84 percentage points ahead of the S&P 500. Brandywine Blue is up 493 percent since its 1991 inception, about 25 percentage points more than the S&P 500. Your annualized gains for the past five years are over 23 percent.

A Prudential Securities study shows that only 81 funds out of 526 funds in existence since 1985 outperformed the S&P 500 through 1999. Many of the funds surpassing the index are specialty funds or funds that charge sales loads. Brandywine with its 1,052 percent gain in that period is one of just 19 no-load general growth Funds to beat the S&P 500.

                         Brandywine            Brandywine Blue
Cumulative                % Change                 % Change
----------               ----------            ---------------
Quarter                     32.5                     31.4
One Year                    53.5                     49.4
Five Years                 189.7                    187.6
Ten Years                  516.3                     N/A
Inception                 1051.9*<F1>               492.9**<F2>

Annualized
----------
Five Years                  23.7                     23.5
Ten Years                   19.9                     N/A
Inception                   19.1*<F1>                21.9**<F2>

  *<F1>   12/30/85
 **<F2>   1/10/91

Your technology holdings were the biggest contributors to your success in both the quarter and the year. Telecom equipment makers were among the strongest, with Nokia and Nortel Networks doubling in the December quarter alone. A variety of technology companies, including Apple Computer, semiconductor maker Atmel and software designer Symantec, gained more than 50 percent in the quarter.

Take note that your unusually high percentage of large-cap holdings is more a function of the near five-fold increase in Nokia, the double in Apple and near double in Motorola than our giving up on smaller to mid-cap stocks, which is our most fertile hunting ground.

Thanks go out to you, our new and existing shareholders, who together entrusted an additional $1 billion to our stewardship in 1999. We are humbled by your confidence in us and committed to keeping your Funds among the top performers in the next decade and beyond.

Your entire Friess team is invested in the Funds right alongside you. All my personal equity investments are in Brandywine and Brandywine Blue. Thanks for continuing to honor us with your confidence. Best wishes for a great New Year.

God Bless!

/s/ Foster Friess

Foster Friess
President
January 6, 2000

                             UPCOMING TV APPEARANCE

Ron Insana interviews Foster on CNBC's Tuesday January 11 Street Signs program at 3:45 pm EST.

PHONE IN OR LOG ON

Many of you have expressed gratitude for our low expense ratio. In our efforts to keep costs in check, we are excited to announce that we are moving forward on providing you Internet access to your Fund accounts at bfunds.com. Stay tuned.

A call to a live customer service representative adds $1.00 to the Funds' overall administrative costs, but this can be avoided by accessing the automated voice system at (800) 656-3017 for up-to-date informa-tion on your account. You can hear a bi-weekly updated message on market trends from our research team by pressing "4." Your account value and most recent closing price are accessed by pressing "1."

The research update and daily price information is also available at bfunds.com. We'll continue working hard in this new century to offer a creative, user-friendly and technologically advanced site for our shareholders.

                                                                - Lynda Campbell

                                BRANDYWINE FUND

               PERCENT CHANGE IN TOP TEN HOLDINGS FROM BOOK COST

 1. Nokia Corp. ADR         +396.3       6. Providian Financial Corp.      +4.7
 2. Apple Computer, Inc.     +99.8       7. Parametric Technology Corp.   +78.8
 3. Motorola, Inc.           +87.1       8. Nortel Networks Corp.        +157.5
 4. Gap, Inc.                 +7.6       9. LSI Logic Corp.               +47.5
 5. 3Com Corp.               +10.8      10. Advanced Micro Devices, Inc.   -5.3

                                EARNINGS GROWTH

                         Your Companies             80%
                         S&P 500                    10%

                   FORECASTED INCREASE IN EARNINGS PER SHARE
                                  2000 VS 1999

All figures are dollar weighted and based on data from Baseline. December 31, 1999.

                     YOUR COMPANIES' MARKET CAPITALIZATION

               LARGE CAP
               $9 billion and over                          48.6%

               MID CAP
               $2 billion to $9 billion                     33.9%

               SMALL CAP
               below $2 billion                             13.2%

               CASH                                          4.5%

                            TOP TEN INDUSTRY GROUPS

                    Communications Equipment         (15.5%)
                    Semiconductor Manufacturing      (11.7%)
                    Computer Related                 (11.6%)
                    Software                          (9.1%)
                    Apparel & Shoe Retailers          (8.7%)
                    Financial/Business Services       (8.5%)
                    Electronics                       (6.2%)
                    Semiconductor Related             (6.0%)
                    Networking                        (4.8%)
                    Pharmaceuticals                   (3.3%)
                    All Others                       (10.1%)
                    Cash                              (4.5%)

                                BRANDYWINE FUND
                      DECEMBER QUARTER "ROSES AND THORNS"

                       $ GAIN
BIGGEST $ WINNERS   (IN MILLIONS)   % GAIN               REASON FOR MOVE
-----------------   ------------    ------        ------------------------------

Nokia Corp. ADR        $211.5        106.3        Nokia exceeded consensus
                                                  estimates for the September
                                                  quarter with 32 percent year-
                                                  over-year earnings growth on a
                                                  37 percent revenue increase.
                                                  Nokia later guided Wall Street
                                                  estimates for 27 percent
                                                  revenue growth in 2000 up to
                                                  between 30 and 40 percent.

Apple Computer         $116.8         54.7        Apple improved its ability to
                                                  meet demand for its newly
                                                  upgraded product line this
                                                  quarter after falling short in
                                                  the September quarter due to a
                                                  one-time supply problem.
                                                  Strong demand for its G4
                                                  desktop, iMac and iBook
                                                  computers along with the
                                                  recent release of new Mac
                                                  operating system (OS9.0)
                                                  generated enthusiasm for the
                                                  company's December quarter
                                                  prospects.

Motorola, Inc.          $91.9         67.3        Motorola reported September
                                                  earnings of $.53 a share
                                                  versus $.07 last year. The
                                                  company continues to benefit
                                                  from strong demand for its
                                                  wireless and semiconductor
                                                  equipment.

Gemstar Int'l.          $90.4         45.7        The VCR and set-top box
                                                  program developer increased
                                                  September quarter earnings 30
                                                  percent, topping consensus
                                                  estimates by 6 percent. Nasdaq
                                                  announced in December that
                                                  Gemstar will join the Nasdaq
                                                  100 in January, generating
                                                  additional investor
                                                  enthusiasm.

Parametric Technology   $84.4         92.9        Internet capabilities boosted
                                                  enthusiasm for Parametric's
                                                  Windchill software, which
                                                  links designers and engineers
                                                  with manufacturing
                                                  departments, suppliers and
                                                  customers. Engineers can order
                                                  customized parts over the
                                                  Internet, automatically
                                                  generate blueprints and
                                                  instructions, and even track
                                                  parts and synchronize bills.

                       $ LOSS
BIGGEST $ LOSERS    (IN MILLIONS)   % LOSS               REASON FOR MOVE
----------------    ------------    ------        ------------------------------

Tyco Int'l. Ltd.        $44.2        -14.8        Tyco fell on rumors of
                                                  questionable accounting
                                                  methods for recent
                                                  acquisitions. The SEC launched
                                                  an informal review to
                                                  determine whether Tyco did
                                                  anything inappropriate.
                                                  Investor sentiment weakened as
                                                  Tyco's depressed stock price
                                                  limited its ability to make
                                                  further acquisitions. We
                                                  continue to view this as an
                                                  unwarranted, short-term
                                                  setback

Cendant Corp.           $20.2        -16.1        Higher interest rates and
                                                  continued uncertainty
                                                  surrounding outstanding
                                                  shareholder lawsuits depressed
                                                  shares despite strong
                                                  fundamentals at the consumer
                                                  and business service provider.
                                                  Earnings increased 29 percent
                                                  in the September quarter.

Tandy Corp.             $18.2        -10.2        The owner of RadioShack
                                                  electronics chain warned that
                                                  sales in the first two weeks
                                                  of December were weaker than
                                                  expected as it lacked enough
                                                  wireless phones and other key
                                                  products. The stock tumbled on
                                                  the news, while analysts still
                                                  anticipate double-digit growth
                                                  for the December quarter.

Best Buy Co.            $16.8        -24.7        Best Buy fell after competitor
                                                  Tandy announced weak early
                                                  December sales, raising
                                                  concerns about holiday-season
                                                  electronics sales. Those fears
                                                  were unwarranted, as the
                                                  company reported December
                                                  same-store sales increased 9.8
                                                  percent on demand for wireless
                                                  and digital products.

Devon Energy Corp.      $12.3        -23.4        Unusually high temperatures in
                                                  the U.S. this holiday season
                                                  depressed natural gas sales,
                                                  causing robust estimates based
                                                  on high oil prices to be
                                                  revised downward.

All gains/losses are calculated on an average cost basis

                             BRANDYWINE FUND, INC.
                            STATEMENT OF NET ASSETS
                               December 31, 1999
                                  (Unaudited)

  SHARES OR                                                           QUOTED
  PRINCIPAL                                                           MARKET
   AMOUNT                                        COST             VALUE (B)<F4>
   ------                                        ----             -------------

LONG-TERM INVESTMENTS - 95.5% (A)<F3>
COMMON STOCKS - 95.5% (A)<F3>

             APPAREL & SHOE RETAILERS - 8.7%
    976,000  American Eagle Outfitters, Inc.      $ 40,912,937    $ 43,920,000
     79,500  Braun's Fashions Corp.                    904,407       1,669,500
    338,900  Charming Shoppes, Inc.                  1,950,535       2,245,212
  4,396,500  Gap, Inc.                             187,898,402     202,239,000
     85,700  Guess ?, Inc.                           1,155,701       1,863,975
  1,404,900  Intimate Brands, Inc.                  53,424,705      60,586,312
     63,200  Kenneth Cole Productions, Inc.          1,832,164       2,891,400
  3,260,700  The Limited, Inc.                     141,855,728     141,229,069
    210,000  The Men's Wearhouse Inc.                5,341,125       6,168,750
    183,000  Steven Madden, Ltd.                     2,491,412       3,488,438
    209,700  Timberland Co.                          8,589,616      11,087,888
    194,500  Vans, Inc.                              2,130,830       2,382,625
                                                 -------------   -------------
                                                   448,487,562     479,772,169

THIS SECTOR IS 7.0% ABOVE YOUR FUNDS COST.

             BUILDING RELATED - 0.2%
    177,500  Elcor Corp.                             5,373,238       5,347,187
    110,100  Insituform Technologies, Inc.           1,966,608       3,110,325
                                                 -------------   -------------
                                                     7,339,846       8,457,512

THIS SECTOR IS 15.2% ABOVE YOUR FUNDS COST.

             COMMUNICATIONS EQUIPMENT - 15.5%
    252,900  Audiovox Corp.                          6,665,604       7,681,838
    153,200  Gilat Satellite Networks Ltd.          16,157,877      18,192,500
  1,551,400  Motorola, Inc.                        122,106,606     228,443,650
  1,702,700  Nokia Corp. "A"   ADR                  65,188,016     323,513,000
  1,660,000  Nortel Networks Corp.                  65,108,541     167,660,000
  1,739,900  Tellabs, Inc.                          56,483,421     111,679,831
                                                 -------------   -------------
                                                   331,710,065     857,170,819

THIS SECTOR IS 158.4% ABOVE YOUR FUND'S COST.

             COMMUNICATIONS SERVICES - 0.4%
    724,000  Infonet Services Corp.                 17,722,080      19,005,000
    302,600  International FiberCom, Inc.            2,324,520       2,382,975
                                                 -------------   -------------
                                                    20,046,600      21,387,975

THIS SECTOR IS 6.7% ABOVE YOUR FUND'S COST.

             COMPUTER RELATED - 11.6%
  1,395,800  Adaptec, Inc.                          38,244,082      69,615,525
    148,500  Amdocs Limited                          3,601,125       5,123,250
  2,835,600  Apple Computer, Inc.                  145,893,648     291,535,125
    123,200  BISYS Group, Inc.                       7,310,178       8,038,800
    530,600  CSG Systems International, Inc.        14,395,221      21,157,675
  1,376,100  Gateway, Inc.                          64,980,872      99,165,206
     82,200  Jack Henry & Associates, Inc.           4,462,810       4,413,112
    935,800  Microchip Technology, Inc.             43,147,475      64,043,813
    628,400  SanDisk Corp.                          48,175,151      60,483,500
    318,700  Zebra Technologies Corp.               14,256,978      18,643,950
                                                 -------------   -------------
                                                   384,467,540     642,219,956

THIS SECTOR IS 67.0% ABOVE YOUR FUND'S COST.

             ELECTRONICS - 6.2%
    235,900  ACT Manufacturing                       6,524,717       8,846,250
    356,900  Avnet, Inc.                            20,312,893      21,592,450
    754,000  CommScope, Inc.                        27,920,882      30,395,625
  1,060,100  CTS Corp.                              23,355,812      79,905,037
    605,200  Epcos AG                               20,938,078      45,200,875
    267,400  KEMET Corp.                             7,108,473      12,049,713
    416,300  Kent Electronics Corp.                  9,391,845       9,470,825
    100,000  Littelfuse, Inc.                        2,193,220       2,426,560
    235,000  Mettler-Toledo International Inc.       7,577,277       8,974,063
    609,800  Millipore Corp.                        22,882,913      23,553,525
    374,000  Molex Inc. Class A                     14,339,362      16,923,500
    454,400  Power-One, Inc.                        11,099,529      20,817,200
    717,700  Sawtek Inc.                            11,331,311      47,771,906
    160,000  Three-Five Systems, Inc.                2,333,100       6,560,000
    130,900  Vicor Corp.                             3,556,577       5,301,450
                                                 -------------   -------------
                                                   190,865,989     339,788,979

THIS SECTOR IS 78.0% ABOVE YOUR FUND'S COST.

             FINANCIAL/BUSINESS SERVICES - 8.5%
     85,000  Acxiom Corp.                            2,080,976       2,040,000
     30,000  Affiliated Managers Group, Inc.         1,105,277       1,213,125
    100,000  AnswerThink Consulting
               Group, Inc.                           1,957,782       3,425,000
    456,900  Avis Rent A Car, Inc.                  10,622,137      11,679,506
  2,412,600  Capital One Financial Corp.            99,399,822     116,257,162
  1,245,400  The Chase Manhattan Corp.              96,210,110      96,752,013
    325,000  Convergys Corp.                         9,156,633       9,993,750
     50,000  First Sierra Financial, Inc.              814,670         856,250
    244,500  The Hertz Corp.                        11,636,013      12,255,562
    374,600  MedQuist Inc.                          10,962,467       9,669,363
    363,600  Nextera Enterprises, Inc.               2,961,640       4,681,350
  1,900,100  Providian Financial Corp.             165,309,012     173,027,856
    506,800  Sykes Enterprises, Inc.                11,472,695      22,235,850
                                                 -------------   -------------
                                                   423,689,234     464,086,787

THIS SECTOR IS 9.5% ABOVE YOUR FUND'S COST.

             FOOD/RESTAURANTS - 0.2%
    418,150  CEC Entertainment Inc.                  6,960,408      11,865,006

THIS SECTOR IS 70.5% ABOVE YOUR FUND'S COST.

             LEISURE & ENTERTAINMENT - 2.4%
  1,322,400  Carnival Corp.                         59,526,085      63,227,250
    316,000  Four Seasons Hotels Inc.               15,798,600      16,827,000
  1,020,400  Royal Caribbean Cruises Ltd.           47,088,721      50,318,475
                                                 -------------   -------------
                                                   122,413,406     130,372,725

THIS SECTOR IS 6.5% ABOVE YOUR FUND'S COST.

             MACHINERY & MISCELLANEOUS MANUFACTURING - 1.5%
    150,000  The Shaw Group Inc.                     3,181,950       3,796,875
  1,970,000  Tyco International Ltd.                68,803,219      76,583,750
                                                 -------------   -------------
                                                    71,985,169      80,380,625

THIS SECTOR IS 11.7% ABOVE YOUR FUND'S COST.

             MEDICAL RELATED - 2.6%
    440,800  Cytyc Corp.                            14,215,051      26,916,350
     22,000  DIANON Systems, Inc.                      297,875         302,500
  3,122,500  IMS Health Inc.                        84,184,963      84,892,969
    605,900  InfoCure Corp.                         11,163,501      18,896,506
    344,300  Mentor Corp.                            9,330,254       8,887,244
    148,400  Quest Diagnostics Inc.                  4,418,314       4,535,475
                                                 -------------   -------------
                                                   123,609,958     144,431,044

THIS SECTOR IS 16.8% ABOVE YOUR FUND'S COST.

             NETWORKING - 4.8%
  4,227,000  3Com Corp.                            179,231,959     198,669,000
    205,000  NetSolve, Inc.                          5,064,809       6,457,500
    774,800  Xircom, Inc.                           30,835,648      58,110,000
                                                 -------------   -------------
                                                   215,132,416     263,236,500

THIS SECTOR IS 22.4% ABOVE YOUR FUND'S COST.

             OIL/GAS FIELD SERVICES - 0.4%
    298,500  Dynegy Inc.                             6,737,653       7,257,281
    408,700  Precision Drilling Corp.                8,137,279      10,498,482
    292,800  UTI Energy Corp.                        6,014,214       6,752,700
                                                 -------------   -------------
                                                    20,889,146      24,508,463

THIS SECTOR IS 17.3% ABOVE YOUR FUND'S COST.

             PHARMACEUTICALS - 3.3%
    271,500  Accredo Health, Inc.                    7,905,647       8,348,625
    143,400  Alpharma Inc.                           4,292,914       4,409,550
  2,183,800  Elan Corp. plc ADR                     58,330,295      64,422,100
  1,147,000  Forest Laboratories, Inc.              61,738,627      70,468,813
  1,228,500  IVAX Corp.                             17,012,030      31,633,875
    113,200  K-V Pharmaceutical Co.                  2,241,464       2,483,325
                                                 -------------   -------------
                                                   151,520,977     181,766,288

THIS SECTOR IS 20.0% ABOVE YOUR FUND'S COST.

             SEMICONDUCTOR RELATED - 6.0%
    407,500  Credence Systems Corp.                 18,440,462      35,248,750
  2,401,800  LSI Logic Corp.                       109,931,290     162,121,500
    389,000  LTX Corp.                               5,162,519       8,703,875
  1,516,500  Micron Technology, Inc.               113,362,413     117,907,875
    159,600  Veeco Instruments Inc.                  7,322,982       7,471,275
                                                 -------------   -------------
                                                   254,219,666     331,453,275

THIS SECTOR IS 30.4% ABOVE YOUR FUND'S COST.

             SEMICONDUCTOR MANUFACTURING - 11.7%
  5,481,000  Advanced Micro Devices, Inc.          167,420,793     158,606,437
  1,570,600  Amkor Technology, Inc.                 37,361,793      44,369,450
  4,283,200  Atmel Corp.                            78,106,558     126,622,100
    274,050  Burr-Brown Corp.                        6,437,448       9,900,056
  1,404,400  Cypress Semiconductor Corp.            32,374,118      45,467,450
    909,800  Fairchild Semiconductor Corp.          19,824,427      27,066,550
     98,800  General Semiconductor, Inc.             1,080,232       1,401,725
  1,495,900  Integrated Device Technology, Inc.     26,184,848      43,381,100
    180,000  Integrated Silicon Solution, Inc.       2,824,144       2,981,250
    198,000  International Rectifier Corp.           2,986,778       5,148,000
    642,700  Lattice Semiconductor Corp.            29,727,830      30,287,238
  3,376,500  National Semiconductor Corp.          121,556,481     144,556,406
     80,300  Pericom Semiconductor Corp.             1,508,134       2,112,894
     90,000  Zoran Corp.                             3,901,784       5,017,500
                                                 -------------   -------------
                                                   531,295,368     646,918,156

THIS SECTOR IS 21.8% ABOVE YOUR FUND'S COST.

             SOFTWARE - 9.1%
     87,300  AremisSoft Corp.                        2,693,979       2,837,250
    242,100  BindView Development Corp.              7,265,980      12,029,344
    180,000  Cognos Inc.                             5,427,695       8,302,500
  2,304,600  Compuware Corp.                        83,327,001      85,846,350
    270,400  Datastream Systems, Inc.                3,718,307       6,641,700
    334,900  FileNet Corp.                           3,164,222       8,539,950
     84,000  Indus International, Inc.                 969,073       1,023,750
    248,500  IONA Technologies PLC-ADR               4,997,723      13,543,250
    121,500  Lightbridge, Inc.                       3,038,625       3,371,625
     25,000  Logility, Inc.                            531,185         487,500
     44,000  MapInfo Corp.                           1,389,813       1,617,000
     90,000  MSC.Software Corp.                        871,424         911,250
    137,000  Novadigm, Inc.                          2,696,493       2,842,750
    200,100  NVIDIA Corp.                            8,318,606       9,392,194
  6,339,200  Parametric Technology Corp.            95,946,039     171,554,600
    962,800  Peregrine Systems, Inc.                28,916,937      81,055,725
    369,800  Pinnacle Systems, Inc.                 14,255,024      15,046,237
    230,200  Rainbow Technologies, Inc.              4,795,418       5,352,150
    150,000  Sagent Technology, Inc.                 3,714,979       4,490,625
    118,500  SERENA Software, Inc.                   1,715,996       3,666,094
  1,091,400  Symantec Corp.                         22,876,680      63,983,325
                                                 -------------   -------------
                                                   300,631,199     502,535,169

THIS SECTOR IS 67.2% ABOVE YOUR FUND'S COST.

             SPECIALTY RETAILING - 2.2%
    940,900  BJ's Wholesale Club, Inc.              20,293,982      34,342,850
    767,500  Brightpoint, Inc.                       8,553,895      10,073,437
    147,100  Coldwater Creek Inc.                    3,010,872       3,015,550
    226,600  CVS Corp.                               8,665,542       9,049,837
    268,500  Dollar Thrifty Automotive
               Group, Inc.                           6,183,583       6,427,219
    420,000  InterTAN, Inc.                         11,043,915      10,972,500
     88,400  Miami Computer Supply Corp.             3,462,025       3,281,850
    126,000  PC Connection, Inc.                     3,403,528       4,347,000
    248,000  Sharper Image Corp.                     4,963,705       3,146,500
     50,000  United Stationers, Inc.                 1,416,565       1,428,125
    750,100  Zale Corp.                             35,685,650      36,286,088
                                                 -------------   -------------
                                                   106,683,262     122,370,956

THIS SECTOR IS 14.7% ABOVE YOUR FUND'S COST.

             MISCELLANEOUS - 0.2%
    326,900  Illinova Corp.                         10,318,598      11,359,775
     20,000  Strategic Diagnostics, Inc.               125,000         131,250
                                                 -------------   -------------
                                                    10,443,598      11,491,025

THIS SECTOR IS 10.0% ABOVE YOUR FUND'S COST.
                                                 -------------   -------------
             Total common stocks                 3,722,391,409   5,264,213,429

RIGHTS - 0.0% (A)<F3>
     22,655  TALK.com, Inc. Rights                           0               0
                                                 -------------   -------------
             Total long-term investments         3,722,391,409   5,264,213,429

SHORT-TERM INVESTMENTS - 5.2% (A)<F3>
             COMMERCIAL PAPER - 4.7%
$25,000,000  American Express Credit Corp.,
             due 01/04/00, discount of 6.50%        24,986,458      24,986,458
 25,000,000  Ford Motor Credit Puerto Rico,
             due 01/04/00, discount of 5.97%        24,987,562      24,987,562
 25,000,000  American General Finance ECN,
             due 01/05/00, discount of 5.96%        24,983,445      24,983,445
 25,000,000  Deere & Co.,
             due 01/06/00, discount of 6.50%        24,977,431      24,977,431
 25,000,000  Household International,
             due 01/07/00, discount of 6.65%        24,972,292      24,972,292
 30,000,000  New Center Asset Trust,
             due 01/10/00, discount of 6.62%        29,950,350      29,950,350
 15,000,000  General Electric Capital Corp.,
             due 01/11/00, discount of 6.60%        14,972,500      14,972,500
 20,000,000  Goldman Sachs Group LP,
             due 01/19/00, discount of 5.62%        19,943,800      19,943,800
 50,000,000  Goldman Sachs Group LP,
             due 01/20/00, discount of 5.62%        49,851,694      49,851,694
 20,000,000  Salomon Smith Barney Holdings Inc.,
             due 01/25/00, discount of 5.55%        19,926,000      19,926,000
                                                 -------------   -------------
             Total commercial paper                259,551,532     259,551,532

             VARIABLE RATE DEMAND NOTE - 0.5%
 28,540,928  Firstar Bank U.S.A., N.A.              28,540,928      28,540,928
                                                 -------------   -------------
             Total short-term investments          288,092,460     288,092,460
                                                 -------------   -------------
             Total investments                   4,010,483,869   5,552,305,889
                                                 -------------
                                                 -------------

             Liabilities, less cash and
             receivables (0.7%) (A)<F3>                            (37,335,209)
                                                                --------------
               NET ASSETS                                       $5,514,970,680
                                                                --------------
                                                                --------------

             Net Asset Value Per Share
             ($0.01 par value 500,000,000
             shares authorized), offering
             and redemption price
             ($5,514,970,680 /128,602,539
             shares outstanding)                                        $42.88
                                                                        ------
                                                                        ------

(a)<F3> Percentages of various classifications relate to net assets.

(b)<F4> Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price. Securities which are traded over-the-counter are valued at the latest bid price. Short-term investments are valued at amortized cost which approximates quoted market value.

IN THE MAIL . . .

On January 5, Firstar mailed your annual statements recapping all account activity for 1999, including distribution information for October and December. Please hold on to your statement for tax preparation purposes.

                              BRANDYWINE BLUE FUND

               PERCENT CHANGE IN TOP TEN HOLDINGS FROM BOOK COST

 1. Nokia Corp. ADR        +407.3       6. Nortel Networks Corp.        +182.4
 2. Motorola, Inc.          +93.7       7. Parametric Technology Corp.  +106.2
 3. Apple Computer, Inc.   +107.2       8. 3Com Corp.                    +11.8
 4. Gap, Inc.                +7.1       9. Providian Financial Corp.     +10.0
 5. Atmel Corp.             +75.0      10. LSI Logic Corp.               +51.2

                                EARNINGS GROWTH

                         Your Companies             55%
                         S&P 500                    10%

                   FORECASTED INCREASE IN EARNINGS PER SHARE
                                  2000 VS 1999

All figures are dollar weighted and based on data from Baseline. December 31, 1999.

                     YOUR COMPANIES' MARKET CAPITALIZATION

                    LARGE CAP
                    $9 billion and over                55.2%

                    MID CAP
                    $2 billion to $9 billion           37.5%

                    SMALL CAP
                    below $2 billion                    2.7%

                    CASH                                5.6%

                            TOP TEN INDUSTRY GROUPS

               Communications Equipment                   (16.7%)
               Semiconductor Manufacturing                (13.8%)
               Computer Related                           (12.0%)
               Apparel & Shoe Retailers                   (10.7%)
               Financial/Business Services                (10.2%)
               Semiconductor Related                       (5.8%)
               Software                                    (5.6%)
               Leisure & Entertainment                     (4.2%)
               Networking                                  (3.4%)
               Pharmaceuticals                              (2.7)
               All Others                                  (9.3%)
               Cash                                        (5.6%)

                              BRANDYWINE BLUE FUND
                      DECEMBER QUARTER "ROSES AND THORNS"

                       $ GAIN
BIGGEST $ WINNERS   (IN MILLIONS)   % GAIN               REASON FOR MOVE
-----------------   ------------    ------        ------------------------------

Nokia Corp. ADR         $16.4        104.4        Nokia exceeded consensus
                                                  estimates for the September
                                                  quarter with 32 percent year-
                                                  over-year earnings growth on a
                                                  37 percent revenue increase.
                                                  Nokia later guided Wall Street
                                                  estimates for 27 percent
                                                  revenue growth in 2000 up to
                                                  between 30 and 40 percent.

Motorola, Inc.           $8.9         67.3        Motorola reported September
                                                  earnings of $.53 a share
                                                  versus $.07 last year. The
                                                  company continues to benefit
                                                  from strong demand for its
                                                  wireless and semiconductor
                                                  equipment.

Apple Computer           $8.6         53.1        Apple improved its ability to
                                                  meet demand for its newly
                                                  upgraded product line this
                                                  quarter after falling short in
                                                  the September quarter due to a
                                                  one-time supply problem.
                                                  Strong demand for its G4
                                                  desktop, iMac and iBook
                                                  computers along with the
                                                  recent release of new Mac
                                                  operating system (OS9.0)
                                                  generated enthusiasm for the
                                                  company's December quarter
                                                  prospects.

Parametric Technology    $8.4        104.6        Internet capabilities boosted
                                                  enthusiasm for Parametric's
                                                  Windchill software, which
                                                  links designers and engineers
                                                  with manufacturing
                                                  departments, suppliers and
                                                  customers. Engineers can order
                                                  customized parts over the
                                                  Internet, automatically
                                                  generate blueprints and
                                                  instructions, and even track
                                                  parts and synchronize bills.

Nortel Networks Corp.    $7.7         96.6        September quarter earnings
                                                  outpaced expectations,
                                                  increasing 33 percent on
                                                  revenue growth of 30 percent.
                                                  Nortel benefited from
                                                  unprecedented demand for
                                                  wireless and optical
                                                  transmission products. The
                                                  company's optical division is
                                                  experiencing 100 percent year-
                                                  over-year growth.

                       $ LOSS
BIGGEST $ LOSERS    (IN MILLIONS)   % LOSS               REASON FOR MOVE
----------------    ------------    ------        ------------------------------

Tyco Int'l. Ltd.         $3.1        -13.7        Tyco fell on rumors of
                                                  questionable accounting
                                                  methods for recent
                                                  acquisitions. The SEC launched
                                                  an informal review to
                                                  determine whether Tyco did
                                                  anything inappropriate.
                                                  Investor sentiment weakened as
                                                  Tyco's depressed stock price
                                                  limited its ability to make
                                                  further acquisitions. We
                                                  continue to view this as an
                                                  unwarranted, short-term
                                                  setback

Cendant Corp.            $1.5        -15.2        Higher interest rates and
                                                  continued uncertainty
                                                  surrounding outstanding
                                                  shareholder lawsuits depressed
                                                  shares despite strong
                                                  fundamentals at the consumer
                                                  and business service provider.
                                                  Earnings increased 29 percent
                                                  in the September quarter.

Best Buy Co.             $1.5        -24.0        Best Buy fell after competitor
                                                  Tandy announced weak early
                                                  December sales, raising
                                                  concerns about holiday-season
                                                  electronics sales. Those fears
                                                  were unwarranted, as the
                                                  company reported December
                                                  same-store sales increased 9.8
                                                  percent on demand for wireless
                                                  and digital products.

Tandy Corp.              $1.5        -10.2        The owner of RadioShack
                                                  electronics chain warned that
                                                  sales in the first two weeks
                                                  of December were weaker than
                                                  expected as it lacked enough
                                                  wireless phones and other key
                                                  products. The stock tumbled on
                                                  the news, while analysts still
                                                  anticipate double-digit growth
                                                  for the December quarter.

Devon Energy Corp.       $1.2        -22.9        Unusually high temperatures in
                                                  the U.S. this holiday season
                                                  depressed natural gas sales,
                                                  causing robust estimates based
                                                  on high oil prices to be
                                                  revised downward.

All gains/losses are calculated on an average cost basis

                           BRANDYWINE BLUE FUND, INC.
                            STATEMENT OF NET ASSETS
                               December 31, 1999
                                  (Unaudited)

 SHARES OR                                                            QUOTED
 PRINCIPAL                                                            MARKET
  AMOUNT                                              COST        VALUE (B)<F6>
  ------                                              ----        -------------

COMMON STOCKS _ 94.4%(A)<F5>

             APPAREL & SHOE RETAILERS - 10.7%
    137,700  American Eagle Outfitters, Inc.      $  6,210,733    $  6,196,500
    371,600  Gap, Inc.                              15,965,406      17,093,600
    184,000  Intimate Brands, Inc.                   6,820,533       7,935,000
    260,600  The Limited, Inc.                      11,318,575      11,287,237
                                                 -------------   -------------
                                                    40,315,247      42,512,337

THIS SECTOR IS 5.4% ABOVE YOUR FUND'S COST.

             COMMUNICATIONS EQUIPMENT - 16.7%
     25,500  Gilat Satellite Networks Ltd.           2,630,624       3,028,125
    150,400  Motorola, Inc.                         11,431,294      22,146,400
    124,700  Nokia Corp. "A"   ADR                   4,670,168      23,693,000
    144,200  Nortel Networks Corp.                   5,156,631      14,564,200
     49,300  Tellabs, Inc.                           2,284,792       3,164,444
                                                 -------------   -------------
                                                    26,173,509      66,596,169

THIS SECTOR IS 154.4% ABOVE YOUR FUND'S COST.

             COMMUNICATIONS SERVICES - 0.5%
     77,500  Infonet Services Corp.                  1,830,458       2,034,375

THIS SECTOR IS 11.1% ABOVE YOUR FUND'S COST.

             COMPUTER RELATED - 12.0%
    126,000  Adaptec, Inc.                           3,196,752       6,284,250
     28,000  Amdocs Limited                            680,704         966,000
    207,200  Apple Computer, Inc.                   10,280,798      21,302,750
    100,900  Gateway, Inc.                           4,711,309       7,271,106
     88,200  Microchip Technology, Inc.              3,804,942       6,036,188
     63,900  SanDisk Corp.                           4,991,025       6,150,375
                                                 -------------   -------------
                                                    27,665,530      48,010,669

THIS SECTOR IS 73.5% ABOVE YOUR FUND'S COST.

             ELECTRONICS - 2.1%
     46,300  Avnet, Inc.                             2,653,820       2,801,150
     37,700  Epcos AG                                1,256,707       2,815,719
     58,700  Molex Inc. Class A                      2,226,344       2,656,175
                                                 -------------   -------------
                                                     6,136,871       8,273,044

THIS SECTOR IS 34.8% ABOVE YOUR FUND'S COST.

             FINANCIAL/BUSINESS SERVICES - 10.2%
     70,000  Acxiom Corp.                            1,713,827       1,680,000
    184,200  Capital One Financial Corp.             7,466,738       8,876,137
    140,000  The Chase Manhattan Corp.              10,857,430      10,876,250
     95,600  Convergys Corp.                         2,652,497       2,939,700
     60,000  The Hertz Corp.                         2,851,866       3,007,500
    147,400  Providian Financial Corp.              12,205,029      13,422,613
                                                 -------------   -------------
                                                    37,747,387      40,802,200

THIS SECTOR IS 8.1% ABOVE YOUR FUND'S COST.

             LEISURE & ENTERTAINMENT - 4.2%
    205,800  Carnival Corp.                          9,225,650       9,839,813
    140,000  Royal Caribbean Cruises Ltd.            6,372,060       6,903,750
                                                 -------------   -------------
                                                    15,597,710      16,743,563

THIS SECTOR IS 7.3% ABOVE YOUR FUND'S COST.

             MACHINERY & MISCELLANEOUS MANUFACTURING - 1.6%
    165,000  Tyco International Ltd.                 5,758,337       6,414,375

THIS SECTOR IS 11.4% ABOVE YOUR FUND'S COST.

             MEDICAL RELATED - 2.2%
    323,900  IMS Health Inc.                         8,861,548       8,806,031

THIS SECTOR IS 0.6% BELOW YOUR FUND'S COST.

             NETWORKING - 3.4%
    289,900  3Com Corp.                             12,186,225      13,625,300

THIS SECTOR IS 11.8% ABOVE YOUR FUND'S COST.

             OIL/GAS FIELD SERVICES - 0.2%
     36,500  Dynegy Inc.                               813,361         887,406

THIS SECTOR IS 9.1% ABOVE YOUR FUND'S COST.

             PHARMACEUTICALS - 2.7%
    161,900  Elan Corp. plc ADR                      4,403,482       4,776,050
    100,000  Forest Laboratories, Inc.               5,350,073       6,143,750
                                                 -------------   -------------
                                                     9,753,555      10,919,800

THIS SECTOR IS 12.0% ABOVE YOUR FUND'S COST.

             SEMICONDUCTOR RELATED - 5.8%
    180,400  LSI Logic Corp.                         8,055,385      12,177,000
    141,000  Micron Technology, Inc.                10,754,694      10,962,750
                                                 -------------   -------------
                                                    18,810,079      23,139,750

THIS SECTOR IS 23.0% ABOVE YOUR FUND'S COST.

             SEMICONDUCTOR MANUFACTURING - 13.8%
    410,100  Advanced Micro Devices, Inc.           12,528,478      11,867,269
    203,400  Amkor Technology, Inc.                  4,572,002       5,746,050
    544,000  Atmel Corp.                             9,192,330      16,082,000
    181,700  Cypress Semiconductor Corp.             4,108,684       5,882,537
     89,900  Lattice Semiconductor Corp.             4,247,362       4,236,538
    262,100  National Semiconductor Corp.            8,664,374      11,221,156
                                                 -------------   -------------
                                                    43,313,230      55,035,550

THIS SECTOR IS 27.1% ABOVE YOUR FUND'S COST.

             SOFTWARE - 5.6%
    200,000  Compuware Corp.                         7,255,332       7,450,000
    515,100  Parametric Technology Corp.             6,761,367      13,939,894
     12,200  Symantec Corp.                            242,475         715,225
                                                 -------------   -------------
                                                    14,259,174      22,105,119

THIS SECTOR IS 55.0% ABOVE YOUR FUND'S COST.

             SPECIALTY RETAILING - 2.2%
    171,600  BJ's Wholesale Club, Inc.               3,307,026       6,263,400
     60,000  CVS Corp.                               2,298,846       2,396,250
                                                 -------------   -------------
                                                     5,605,872       8,659,650

THIS SECTOR IS 54.5% ABOVE YOUR FUND'S COST.

             MISCELLANEOUS - 0.5%
     53,700  Illinova Corp.                          1,688,782       1,866,075

THIS SECTOR IS 10.5% ABOVE YOUR FUND'S COST.

                                                 -------------   -------------
             Total common stocks                   276,516,875     376,431,413

SHORT-TERM INVESTMENTS - 7.3% (A)<F5>

             COMMERCIAL PAPER - 2.5%
$10,000,000  Ford Motor Credit Co.,
             due 01/07/00, discount of 6.60%         9,989,000       9,989,000

             VARIABLE RATE DEMAND NOTES - 4.8%
 18,362,028  Firstar Bank U.S.A., N.A.              18,362,028      18,362,028
    870,000  Wisconsin Corporate Central
               Credit Union                            870,000         870,000
                                                 -------------   -------------
             Total Variable-Rate Demand Notes       19,232,028      19,232,028
                                                 -------------   -------------
             Total Short-Term Investments           29,221,028      29,221,028
                                                 -------------   -------------
             Total Investments                   $ 305,737,903     405,652,441
                                                 -------------
                                                 -------------
             Liabilities, less cash and
             receivables (1.7%) (a)<F5>                             (6,924,598)
                                                                 -------------
               NET ASSETS                                         $398,727,843
                                                                 -------------
                                                                 -------------
             Net Asset Value Per Share
             ($0.01 par value 100,000,000
             shares authorized), offering
             and redemption price
             ($398,727,843/11,002,084
             shares outstanding)                                        $36.24
                                                                        ------
                                                                        ------

(a)<F5>   Percentages of various classifications relate to net assets.

(b)<F6> Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price. Securities which are traded over-the-counter are valued at the latest bid price. Short-term investments are valued at amortized cost which approximates quoted market value.

DINNER, ANYONE?

We were cheered when Peter di Teresa and Susan Dziubinski who see thousands of fund reports at Morningstar, one of the premier evaluators of mutual funds in the U.S., said in a Morningstar write-up that they are big fans of the Brandywine quarterly report. They remarked that our reports are well written and thorough and as timely as they get.

This inspires us to improve our reports to you even more -- we'd love to be regarded as being "the best" in the mutual fund industry, but we need your advice and counsel to head to that goal. If you submit an idea to me that we incorporate I'll have a Friess teammate host you for dinner or a golf, ski, snowmobile or family outing.

                                                                  -Gordon Kaiser

KUDOS FOR YOUR FUND . . .

INVESTOR'S BUSINESS DAILY -- " . . . Brandywine is rebounding . . . by sticking to its discipline . . . that discipline is what has led to gains this year and the fund's long-term record . . ." October 1, 1999
                                   ---------------

MUTUAL FUNDS MAGAZINE -- "Brandywine gained 63% (from October 8, 1998) through mid-August, eclipsing its growth-fund peers' 48% and the S&P 500's 42%. What's more, that comeback was accomplished without the benefit of Internet plays . .
 ." October 1999
   ------------

THESTREET.COM -- "The fund has gotten back to doing what it does best . . . Simply put, Brandywine's back." November 19, 1999
                                -----------------

MUTUAL FUNDS MAGAZINE -- Brandywine dubbed one of the Best Funds of the Decade. January 2000
------------

THE WALL STREET JOURNAL - "Mr. (John) Rekenthaler (research director of Morningstar, Inc.) suggests investing with highly regarded managers who aren't afraid to bet on a small number of stocks or invest heavily in a few market sectors. In that camp, consider managers such as Brandywine Fund's Foster Friess." November 30, 1999
         -----------------

LOUIS RUKEYSER'S MUTUAL FUNDS -- " . . . Brandywine's performance over the past 12 months has been impressive, with a 54.5% advance that not only beat its average peer but was more than two-and-a-half times the return of the S&P. It's nice to have Foster back where he belongs." January 2000
                                            ------------

BOARD OF DIRECTORS

John E. Burris
Chairman
Burris Foods, Inc.
Milford, Delaware

Foster S. Friess
President
Friess Associates, Inc.
Jackson, Wyoming

Stig Ramel
Former President
Nobel Foundation
Stockholm, Sweden

Marvin N. Schoenhals
Chairman
WSFS Financial Corp.
Wilmington, Delaware

                      P.O. Box 4166, Greenville, DE 19807
(800) 656-3017              www.brandywinefunds.com           bfunds@friess.com

Investment Adviser: FRIESS ASSOCIATES, INC.
Custodian: FIRSTAR BANK MILWAUKEE, NA
Transfer Agent: FIRSTAR MUTUAL FUND SERVICES, LLC
Independent Accountants: PRICEWATERHOUSECOOPERS LLP
Legal Counsel: FOLEY & LARDNER

OFFICERS: Foster S. Friess, President and Treasurer; Lynda Campbell, Vice President and Secretary; William D'Alonzo, Vice President; John Fraser, Vice President; Carl Gates, Vice President; Andrew Graves, Vice President; David Harrington, Vice President; John Ragard, Vice President; and Paul Robinson, Vice President

 This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of either Brandywine Fund or Brandywine Blue Fund unless accompanied or preceded by the Funds' current prospectus. Past performance is not indicative of future performance. Investment return and principal value of an investment may fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Report editor: Rebecca Buswell
Report Staff: Chris Aregood, Chris Long, Adam Rieger